Related party transactions (Tables)	12 Months Ended
Dec. 31, 2016
Related party transactions
Schedule of the major related parties and their relationships with the Group

Name of related parties	Relationship with the Group

Tencent and its subsidiaries (“Tencent Group”)	A shareholder of the Group
Shanghai Icson and its subsidiaries (“Shanghai Icson Group”)	An investee of the Group and has been fully acquired since April 2016
Staging Finance Holding Ltd. and its subsidiaries (“Staging Finance Group”)	An investee of the Group
China Business Infinite Co., Ltd. and its subsidiaries (“Business Infinite Group”)	An investee of the Group
Bitauto and its subsidiaries (“Bitauto Group”)	An investee of the Group
Tuniu and its subsidiaries (“Tuniu Group”)	An investee of the Group
Dada and its subsidiaries (“Dada Group”)	An investee of the Group

Schedule of the major related party transactions

	For the year ended December 31,
Transactions	2014	2015	2016
	RMB	RMB	RMB
Revenues:
Provision of fulfillment services and sales of goods to Staging Finance Group	—	1,016,286	667,495
Provision of fulfillment services and sales of goods to Business Infinite Group	—	112,541	27,549
Commission service revenue from cooperation on advertising business with Tencent Group	95,287	139,602	184,241
Online marketplace services provided to Tencent Group	272	111	52
Provision of fulfillment services and sales of goods to Shanghai Icson Group	164,811	6	—
Provision of fulfillment services and sales of goods to Dada Group	—	—	124,092
Traffic support, marketing and promotion services provided to Bitauto Group	—	445,526	610,722
Traffic support, marketing and promotion services provided to Tuniu Group	—	49,200	132,405
Traffic support, marketing and promotion services provided to Dada Group	—	—	41,409

Operating expenses:
Services and purchases from Shanghai Icson Group	103,976	168,875	20,871
Services and purchases from Tencent Group	88,076	195,805	244,644
Services from Dada Group	—	—	136,515

Other income:
Income from non-compete agreement with Dada Group	—	—	53,186

Schedule of the major related party balances

	As of December 31,
	2015	2016
	RMB	RMB
Due from Tencent Group	520,094	962,002
Due from Shanghai Icson Group	105,176	—
Due from Staging Finance Group	183,260	95,021
Due from Dada Group	—	88,971

Total	808,530	1,145,994

Due to Tencent Group	(77,893)	(85,092)
Due to Business Infinite Group	(6,209)	(8,554)
Due to Tuniu Group	(721)	(12,311)
Due to Bitauto Group	(311)	—

Total	(85,134)	(105,957)

Deferred revenues in relation to traffic support, marketing and promotion services to be provided to Bitauto Group	(2,599,742)	(1,989,020)
Deferred revenues in relation to traffic support, marketing and promotion services to be provided to Tuniu Group	(611,015)	(478,610)
Deferred revenues in relation to traffic support, marketing and promotion services to be provided to Dada Group	—	(393,549)

Total	(3,210,757)	(2,861,179)

Other liabilities in relation to non-compete obligation to Dada Group	—	(523,296)

Total	—	(523,296)